Common Stock - Additional Information (Detail) - USD ($)						1 Months Ended		3 Months Ended						9 Months Ended		12 Months Ended
	Jul. 02, 2018	Dec. 06, 2017	Dec. 04, 2017	Nov. 13, 2017	Jun. 09, 2017	Feb. 28, 2019	Jun. 30, 2017	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Aggregate proceeds offering expenses																	$ 2,922,885
Sale of stock on a private placement , description																The Company concurrently closed on a private placement pursuant to which it sold to accredited investors an aggregate of approximately 18,574 units at $157,50 per unit, for aggregate proceeds of $2,925,385, before offering expenses of $2,500. Each unit consists of one share of common stock and a three-year warrant to purchase one share of common stock exercisable for $225.00 per share.
Authorized issue of shares					125,000,000
Common stock, shares authorized					100,000,000			100,000,000						100,000,000		100,000,000	100,000,000
Common stock, par value					$ 0.0001			$ 0.0001						$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares authorized					25,000,000											25,000,000	25,000,000
Preferred stock, par value					$ 0.0001											$ 0.0001	$ 0.0001
Warrants to purchase common stock outsatanding																169,063	209,248	274
Common stock issued for the exercise of warrants												$ 5,901	$ 3,550,490			$ 3,556,391	$ 102,660
Repayment of outstanding principal and accrued interest				$ 1,081,135													$ 1,215,900
Common stock shares issued								572,991						572,991		415,006	371,322
Fair value of stock issued										$ 5,603,829
Common stock issued for the exercise of common stock options, Shares														330		39	2,670
Proceeds from exercise of stock options														$ 16	$ 2	$ 2	$ 26,954
Net withheld for employee taxes								101	234	1,515	55	56	585			760
Net proceeds from issuance of common stock						$ 5,600,000											$ 10,407,706
Underwriter Warrants [Member]
Class of Stock [Line Items]
Common stock warrants, exercise price per share								$ 52.50						$ 52.50
Warrants to purchase common stock								12,113						12,113
80% of Share Price on Repayment Date [Member]
Class of Stock [Line Items]
Common Stock Share price per share				$ 150.90
Common stock shares issued				3,583
20% Share Price on Repayment Date [Member]
Class of Stock [Line Items]
Common Stock Share price per share				$ 188.70
Common stock shares issued				2,866
Common Stock [Member]
Class of Stock [Line Items]
Common stock raising					$ 4,991,235
Other offering expenses					$ 1,061,157
Sale of stock					22,183
Sale of stock price per share					$ 225.00
Convertible common stock, shares																	35,181
Stock issued during period										151,417
Common stock issued for the exercise of warrants, shares												67	40,118			40,185	1,160
Common stock issued for the exercise of warrants													$ 4			$ 4
Shares issued for services																	133
Fair value of stock issued										$ 15
Common stock issued for the exercise of common stock options, Shares								36	295			39				39	2,670
Proceeds from exercise of stock options																$ 2	$ 26,954
Common stock issued upon vesting of restricted stock units, Shares								1,394	745	3,167	132	131	1,039			1,426
Net withheld for employee taxes								238	346	347	570	31	1,085			2,034	10
Restricted Stock Units [Member]
Class of Stock [Line Items]
Net withheld for employee taxes														1,850
Number of shares, Vested														5,306		2,187
Restricted Stock Units [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock issued upon vesting of restricted stock units, Shares																1,426
Net withheld for employee taxes																760
Restricted Stock [Member]
Class of Stock [Line Items]
Common stock issued upon vesting of restricted stock units, Shares																2,034	10
Number of shares, Vested														931		2,034	10
Investor [Member] | Common Stock [Member]
Class of Stock [Line Items]
Shares issued for services							133
Fair value of stock issued							$ 30,000
Convertible Debt [Member]
Class of Stock [Line Items]
Accrued but unpaid interest, total					$ 5,467,389
Convertible common stock, shares					35,181
Weighted average price per share					$ 155.40
Private Placement [Member]
Class of Stock [Line Items]
Other offering expenses					$ 2,500
Sale of stock					18,574
Common Stock Share price per share					$ 157.50
Aggregate proceeds offering expenses					$ 2,925,385
Warrant expiration period					3 years
Common stock warrants, exercise price per share					$ 225.00
Share unit, description																Each unit consists of one share of common stock and a three-year warrant to purchase one share of common stock exercisable for $225.00 per share.
FPO [Member]
Class of Stock [Line Items]
Warrants to purchase common stock			139,167
Warrants to purchase common stock outsatanding																118,696
Warrant expiration date																Dec. 04, 2022
Common stock issued for the exercise of warrants, shares																1,160
Common stock issued for the exercise of warrants																$ 102,660
FPO [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common Stock Share price per share			$ 72.00
Common stock warrants, exercise price per share																$ 88.50
Stock issued during period			139,167
FPO [Member] | Common Stock and Warrants [Member]
Class of Stock [Line Items]
Common Stock Share price per share		$ 72.00
Stock issued during period		20,875
Over-allotment Option [Member]
Class of Stock [Line Items]
Other offering expenses		$ 1,115,000
Stock issued during period		160,042	160,042
Warrants to purchase common stock		160,042	160,042
Warrant expiration date		Dec. 04, 2022
Proceeds from sale of common stock		$ 11,523,000
Fair value of stock issued																	$ 10,407,706
Over-allotment Option [Member] | Common Stock [Member]
Class of Stock [Line Items]
Common stock warrants, exercise price per share		$ 88.50
Stock issued during period																	160,024
Fair value of stock issued																	$ 16
Underwritten Public Offering [Member]
Class of Stock [Line Items]
Stock issued during period														151,417
Net proceeds from issuance of common stock														$ 5,604,000
Maximum [Member]
Class of Stock [Line Items]
Aggregate public offering price	$ 75,000,000
Maximum [Member] | Sales Agreement with B. Riley FBR, Inc. [Member]
Class of Stock [Line Items]
At-the-market offering price	$ 15,000,000
At-the-market offering, agent's commission as percent	3.00%